Derivative liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative liabilities
Derivative liability balance at January 1	$ 0	$ 750,000
Reclassification of derivative to Additional Paid in Capital	0	(750,000)
Reclassification of warrants to derivative liability	40,442,000	0
Change in fair value of derivative liabilities	(33,921,000)
Derivative liability balance at December 31	$ 6,521,000	$ 0